Real Estate Assets (Summary of Properties Owned) (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Real Estate And Accumulated Depreciation [Line Items]
Real Estate Assets Owned	$ 239,304,000	$ 240,522,209	$ 231,086,179
Garden Gateway Plaza [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Mar. 01, 2007	Mar. 01, 2007
Location	Colorado Springs, Colorado	Colorado Springs, Colorado
Real Estate Assets Owned	$ 11,450,000	$ 11,656,000	11,808,000
World Plaza [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Sep. 01, 2007	Sep. 01, 2007
Location	San Bernardino, California	San Bernardino, California
Real Estate Assets Owned	$ 5,738,000	$ 5,750,000	6,653,000
Executive Office Park [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Jul. 01, 2008	Jul. 01, 2008
Location	Colorado Springs, Colorado	Colorado Springs, Colorado
Real Estate Assets Owned	$ 8,120,000	$ 8,125,000	8,227,000
Waterman Plaza [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Aug. 01, 2008	Aug. 01, 2008
Location	San Bernardino, California	San Bernardino, California
Real Estate Assets Owned	$ 5,656,000	$ 5,753,000	5,877,000
Pacific Oaks Plaza [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Sep. 01, 2008	Sep. 01, 2008
Location	Escondido, California	Escondido, California
Real Estate Assets Owned	$ 4,019,000	$ 4,146,000	4,213,000
Morena Office Center [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Jan. 01, 2009	Jan. 01, 2009
Location	San Diego, California	San Diego, California
Real Estate Assets Owned	$ 4,922,000	$ 5,079,000	5,269,000
Genesis Plaza [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Aug. 01, 2010	Aug. 01, 2010
Location	San Diego, California	San Diego, California
Real Estate Assets Owned	$ 8,707,000	$ 8,670,000	8,398,000
Dakota Bank Buildings [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	May 01, 2011	May 01, 2011
Location	Fargo, North Dakota	Fargo, North Dakota
Real Estate Assets Owned	$ 9,772,000	$ 10,148,000	10,452,000
Yucca Valley Retail Center [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Sep. 01, 2011	Sep. 01, 2011
Location	Yucca Valley, California	Yucca Valley, California
Real Estate Assets Owned	$ 6,605,000	$ 6,738,000	7,190,000
Port of San Diego Complex [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Dec. 01, 2011	Dec. 01, 2011
Location	San Diego, California	San Diego, California
Real Estate Assets Owned	$ 13,957,000	$ 14,153,000	13,971,000
The Presidio [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Nov. 01, 2012	Nov. 01, 2012
Location	Aurora, Colorado	Aurora, Colorado
Real Estate Assets Owned	$ 6,432,000	$ 6,609,000	6,643,000
Bismarck Office Building [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Mar. 01, 2014	Mar. 01, 2014
Location	Fargo, ND	Fargo, ND
Real Estate Assets Owned	$ 5,788,000	$ 5,392,000	4,904,000
Union Terrace [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Aug. 01, 2014	Aug. 01, 2014
Location	Lakewood, Colorado	Lakewood, Colorado
Real Estate Assets Owned	$ 8,395,000	$ 8,276,000	8,607,000
Centennial Tech Center [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Dec. 01, 2014	Dec. 01, 2014
Location	Colorado Springs, Colorado	Colorado Springs, Colorado
Real Estate Assets Owned	$ 13,585,000	$ 14,157,000	14,755,000
Arapahoe Service Center [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Dec. 01, 2014	Dec. 01, 2014
Location	Centennial, Colorado	Centennial, Colorado
Real Estate Assets Owned	$ 10,783,000	$ 11,207,000	11,301,000
Union Town Center [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Dec. 01, 2014	Dec. 01, 2014
Location	Colorado Springs, Colorado	Colorado Springs, Colorado
Real Estate Assets Owned	$ 10,293,000	$ 10,544,000	10,941,000
One Park Centre [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired		Aug. 01, 2015
Location		Westminster, Colorado
Real Estate Assets Owned		$ 8,515,000	13,245,000
West Fargo Industrial [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Aug. 01, 2015	Aug. 01, 2015
Location	Fargo, North Dakota	Fargo, North Dakota
Real Estate Assets Owned	$ 7,500,000	$ 7,632,000	2,875,000
300 N.P. [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Aug. 01, 2015	Aug. 01, 2015
Location	Fargo, North Dakota	Fargo, North Dakota
Real Estate Assets Owned	$ 3,672,000	$ 3,751,000	7,833,000
Research Parkway [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Aug. 01, 2015	Aug. 01, 2015
Location	Colorado Springs, Colorado	Colorado Springs, Colorado
Real Estate Assets Owned	$ 2,710,000	$ 2,776,000	3,910,000
One Park Centre [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Aug. 01, 2015
Location	Westminster, Colorado
Real Estate Assets Owned	$ 8,505,000
Presidio Property Trust, Inc Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate Assets Owned	$ 192,800,000
Highland Court [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Aug. 01, 2015	Aug. 01, 2015
Location	Centennial, Colorado	Centennial, Colorado
Real Estate Assets Owned	$ 12,449,000	$ 12,511,000	9,050,000
Shea Center II [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Dec. 01, 2015	Dec. 01, 2015
Location	Highlands Ranch, Colorado	Highlands Ranch, Colorado
Real Estate Assets Owned	$ 23,742,000	$ 24,409,000	25,961,000
Model Home Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate Assets Owned	$ 46,504,000	$ 34,814,000	16,889,000
Model Home Properties [Member] | Minimum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Jan. 01, 2010	Jan. 01, 2011
Model Home Properties [Member] | Maximum [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired	Jan. 01, 2017	Jan. 01, 2016
Havana/ Parker Complex [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired		Jun. 01, 2006
Location		Aurora, CO
Real Estate Assets Owned			2,093,000
Regatta Square [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired		Oct. 01, 2007
Location		Denver, Colorado
Real Estate Assets Owned		$ 1,836,000	1,859,000
Rangewood Medical Office Building [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired		Mar. 01, 2009
Location		Colorado Springs, Colorado
Real Estate Assets Owned		$ 2,054,000	2,306,000
Shoreline Medical Building [Member]
Real Estate And Accumulated Depreciation [Line Items]
Date acquired		May 01, 2012
Location		Half Moon Bay, California
Real Estate Assets Owned		$ 5,821,000	5,856,000
NetREIT, Inc. Properties [Member]
Real Estate And Accumulated Depreciation [Line Items]
Real Estate Assets Owned		$ 205,708,000	$ 214,197,000